UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sloane Robinson LLP

Address:   20 St Dunstan's Hill, London, EC3R 8ND


Form 13F File Number: 28-12596


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tanya Farrell
Title:  Head of Legal and Compliance
Phone:  +44 207 929 8839

Signature,  Place,  and  Date  of  Signing:

/s/ Tanya Farrell                  London, England                    4/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      683,900
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS    02364W105   60,464 1,201,111 SH       SOLE                1,201,111      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR     035128206   18,979   500,100 SH       SOLE                  500,100      0    0
AVON PRODS INC               COM               054303102   53,179 1,570,100 SH       SOLE                1,570,100      0    0
BAIDU INC                    SPON ADR REP A    056752108      119       200 SH       SOLE                      200      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT    05967A107   12,555 1,010,064 SH       SOLE                1,010,064      0    0
CHECK POINT SOFTWARE TECH LT ORD               M22465104   35,835 1,021,800 SH       SOLE                1,021,800      0    0
CTRIP COM INTL LTD           ADR               22943F100      165     4,200 SH       SOLE                    4,200      0    0
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS    344419106    2,243    47,200 SH       SOLE                   47,200      0    0
GOLD FIELDS LTD              NEW SPONSORED ADR 38059T106   18,526 1,468,000 SH       SOLE                1,468,000      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106  116,733 5,308,481 SH       SOLE                5,308,481      0    0
MICROSOFT CORP               COM               594918104   25,116   857,574 SH       SOLE                  857,574      0    0
MINDRAY MEDICAL INTL LTD     SPON ADR          602675100      135     3,700 SH       SOLE                    3,700      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR          647581107   54,367   635,800 SH       SOLE                  635,800      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR     71654V408  134,645 3,026,400 SH       SOLE                3,026,400      0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L    879403780    1,672   107,200 SH       SOLE                  107,200      0    0
TEVA PHARMACEUTICAL INDS LTD ADR               881624209  121,366 1,924,000 SH       SOLE                1,924,000      0    0
TRINA SOLAR LIMITED          SPON ADR          89628E104    1,811    74,200 SH       SOLE                   74,200      0    0
WIMM BILL DANN FOODS OJSC    SPONSORED ADR     97263M109      874    39,000 SH       SOLE                   39,000      0    0